Prepaid Land Lease and Other Leases	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Prepaid Land Lease and Other Leases [Abstract]
PREPAID LAND LEASE AND OTHER LEASES

4.      PREPAID LAND LEASE AND OTHER LEASES

Prepaid land lease and other leases consist of the following:

	December 31, 2023	June 30, 2023
	US$	US$
Prepaid land lease and other leases	2,452,446	2,401,241
Less: accumulated amortization	(562,861)	(440,117)
Prepaid land lease and other leases, net	1,889,585	1,961,124

The carrying amounts of the prepaid land lease and other leases are analyzed as:

	December 31, 2023	June 30, 2023
	US$	US$
Current assets	226,719	221,985
Non-current assets	1,662,866	1,739,139
	1,889,585	1,961,124

Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings are situated. Prepaid other leases represent the leases of warehouse and offices in the PRC. The prepaid land lease’s terms are 70 years, ending in 2082. The other leases’ terms are 10 and 7 years starting from August 12, 2019 and March 2, 2023.

4.      PREPAID LAND LEASE AND OTHER LEASES

Prepaid land lease and other leases consist of the following:

	June 30, 2023	June 30, 2022
	US$	US$
Prepaid land lease and other leases	2,401,241	1,605,590
Less: accumulated amortization	(440,117)	(386,779)
Prepaid land lease and other leases, net	1,961,124	1,218,811

The carrying amounts of the prepaid land lease and other leases are analyzed as:

	June 30, 2023	June 30, 2022
	US$	US$
Current assets	221,985	91,023
Non-current assets	1,739,139	1,127,788
	1,961,124	1,218,811

Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings are situated. Prepaid other leases represent the leases of warehouse and offices in the PRC. The prepaid land lease’ terms are 70 years, ending in 2082. The other leases’ terms are 10 and 7 years starting from August 12, 2019 and March 2, 2023.

4.      PREPAID LAND LEASE AND OTHER LEASES

Prepaid land lease and other leases consist of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Prepaid land lease and other leases	1,605,590	1,744,062
Less: accumulated amortization	(386,779)	(385,236)
Prepaid land lease and other leases, net	1,218,811	1,358,826

The carrying amounts of the prepaid land lease and other leases are analyzed as:

	June 30, 2022	June 30, 2021
	US$	US$
Current assets	91,023	94,427
Non-current assets	1,127,788	1,264,399
	1,218,811	1,358,826

Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings are situated. Prepaid other leases represent the leases of warehouse and offices in the PRC. The prepaid land lease’ terms are 70 years, ending in 2082. The other leases’ terms are 10 years starting from August 12, 2019.

The prepaid land lease is as follows:

	June 30, 2022	June 30, 2021
	US$	US$
Within 1 year	18,757	19,459
Later than 1 year but no later than 5 years	75,029	77,835
Later than 5 years	631,784	674,873
	725,570	772,167